Prepayments and other current assets, net	12 Months Ended
Dec. 31, 2025
Prepayments And Other Current Assets Net
Prepayments and other current assets, net

7.	Prepayments and other current assets, net

Prepayments and other current assets, net consist of the following:

	As of December 31,
	2024	2025
	(in thousands)
Prepayments and other current assets, net:
VAT deductible	25,923	48,653
Prepayments to vendors (Note a)	40,574	4,904
Interest receivables	1,346	584
Income tax receivables	1,088	300
Rental and other deposits	531	207
Others	241	415
Total	69,703	55,063

Note a: Prepayments to vendors mainly represent prepayments made to two third-party suppliers for foundry service. The Group also records a write-down for the prepayment to third-party suppliers when the Group believes that the net realizable value is less than carrying amount. For the years ended December 31, 2023, 2024 and 2025, the Group recorded write-downs of RMB141,000, RMB4,404,000 and RMB243,000 for the prepayment to the third-party suppliers in cost of revenues.